COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 6,717
2019	6,075
2020	5,889
2021	5,643
2022 and thereafter	12,448
Total minimum lease payments	$ 36,772	[1]

[1]	Minimum payments have been reduced by minimum sublease rental of $2,410 due in the future under non-cancelable subleases.